Cover	Feb. 03, 2021	Oct. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	Cognizant Technology Solutions Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24429
Entity Tax Identification Number	13-3728359
Entity Address, Address Line One	300 Frank W. Burr Blvd.
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666
City Area Code		201
Local Phone Number		801-0233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,$0.01 par value per share
Trading Symbol	CTSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001058290
Amendment Flag	false
Name Change Event [Line Items]
Entity Address, Address Line One	300 Frank W. Burr Blvd.
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666
Former Address [Member]
Cover [Abstract]
Entity Address, Address Line One	Glenpoint Centre West
Entity Address, Address Line Two	500 Frank W. Burr Blvd.
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666
Name Change Event [Line Items]
Entity Address, Address Line One	Glenpoint Centre West
Entity Address, Address Line Two	500 Frank W. Burr Blvd.
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666